Foreign currency assets and liabilities (Details)	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)
Statement [Line Items]
Trade and other receivables	$ 111,531			$ 103,714
Derivative financial instruments | $		$ 6,162,000,000		6,036,000,000
Cash and cash equivalents | $		38,936,000,000		75,261,000,000
Trade and other payables | $		12,255,000,000		9,912,000,000
Total provisions | $		$ 7,331,000,000		1,553,000,000
Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 3.41
Prevailing exchange rate	$ 53.70
Investment in financial assets | $	$ 83
Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.0
Prevailing exchange rate	$ 0.0
Cash and cash equivalents | $			$ 2,869
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables | $	$ 26,551		26,558
Investment in financial assets | $	24,130		5,982
Derivative financial instruments | $	2,123		832
Cash and cash equivalents | $	11,642		38,819
Total Assets | $	64,446		72,191
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables | $	11,125		10,702
Borrowings | $	185,934		230,969
Total lease liabilities	3,279			0
Total provisions	5,536			$ 0
Derivative financial liabilities | $	106		826
Total Liabilities | $	$ 205,980		242,497
Cash And Cash Equivalent [Member] Urguayan Pesos [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.15
Prevailing exchange rate	$ 6.87
Cash and cash equivalents | $	$ 1		2
New Israel Shekel [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 5.04
Prevailing exchange rate	$ 69.20
Investment in financial assets | $	$ 349		1,237
New Israel Shekel [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.38
Prevailing exchange rate	$ 69.20
Cash and cash equivalents | $	$ 26
New Israel Shekel [Member] | Provisions [member]
Statement [Line Items]
Amount of foreign currency	$ 80.00
Prevailing exchange rate	$ 69.20
Cash and cash equivalents | $	$ 5,536		0
US Dollar [Member] | Lease Liabilities
Statement [Line Items]
Amount of foreign currency	$ 12.77
Prevailing exchange rate	$ 256.70
Trade and other payables | $	$ 3,279		0
US Dollar [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 43.21
Prevailing exchange rate	$ 256.70
Trade and other payables | $	$ 11,093		10,589
US Dollar [Member] | Trade and other payable related parties
Statement [Line Items]
Amount of foreign currency	$ 0.07
Prevailing exchange rate	$ 256.70
Trade and other payables | $	$ 19		103
US Dollar [Member] | Trade And Other Receivable
Statement [Line Items]
Amount of foreign currency	$ 83.08
Prevailing exchange rate	$ 256.30
Trade and other receivables | $	$ 21,293		21,610
US Dollar [Member] | Trade and other receivables related parties [member]
Statement [Line Items]
Amount of foreign currency	$ 20.39
Prevailing exchange rate	$ 256.70
Trade and other receivables related parties | $	$ 5,234		4,924
US Dollar [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 91.15
Prevailing exchange rate	$ 125.03
Investment in financial assets | $	$ 23,361		4,355
US Dollar [Member] | Derivative Financial Instruments [Member]
Statement [Line Items]
Amount of foreign currency	$ 8.28
Prevailing exchange rate	$ 256.30
Derivative financial instruments | $	$ 2,123		832
US Dollar [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 45.31
Prevailing exchange rate	$ 256.30
Cash and cash equivalents | $	$ 11,612		35,944
US Dollar [Member] | Borrowings [member]
Statement [Line Items]
Amount of foreign currency	$ 723.11
Prevailing exchange rate	$ 256.70
Borrowings | $	$ 185,622		229,050
US Dollar [Member] | Borrowings with related parties [member]
Statement [Line Items]
Amount of foreign currency	$ 1.22
Prevailing exchange rate	$ 256.70
Borrowings with related parties | $	$ 312		1,919
US Dollar [Member] | Derivative financial liabilities [member]
Statement [Line Items]
Amount of foreign currency	$ 0.41
Prevailing exchange rate	$ 256.70
Derivative financial instruments | $	$ 106		826
Pounds [Member] | Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency	$ 0.73
Prevailing exchange rate	$ 326.75
Investment in financial assets | $	$ 237		211
Pounds [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.003
Prevailing exchange rate	$ 326.75
Cash and cash equivalents | $	$ 1		0
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Amount of foreign currency	$ 0.08
Prevailing exchange rate	$ 279.42
Trade and other receivables | $	$ 23		24
Euros [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 0.004
Prevailing exchange rate	$ 280.50
Trade and other payables | $	$ 1		4
Euros [Member] | Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency	$ 0.01
Prevailing exchange rate	$ 279.42
Cash and cash equivalents | $	$ 2		4
Uruguayan pesos [Member] | Trade and other payable
Statement [Line Items]
Amount of foreign currency	$ 1.75
Prevailing exchange rate	$ 6.87
Trade and other payables | $	$ 12		$ 6
Uruguayan pesos [Member] | Trade And Other Receivable
Statement [Line Items]
Amount of foreign currency	$ 0.15
Prevailing exchange rate	$ 6.87
Trade and other receivables | $	$ 1